Loans and Borrowings	12 Months Ended
Mar. 31, 2022
Disclosure Of Loans And Borrowings [Abstract]
Loans and Borrowings
28)	LOANS AND BORROWINGS

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 35.

	As at March 31
Particulars	2021	2022
Non-current liabilities
Secured bank loans	426	955
Lease liabilities	13,616	11,613
Convertible notes	187,574	201,240
Non-current portion of loans and borrowings	201,616	213,808

	As at March 31
Particulars	2021	2022
Current liabilities
Current portion of secured bank loans	309	437
Current portion of lease liabilities	2,030	2,339
Current portion of loans and borrowings	2,339	2,776

Convertible Notes
	As at March 31
	2021	2022
Opening balance	—	187,574
Proceeds from issue of convertible notes	230,000	—
Issue expenses	(6,539)	—
Net proceeds	223,461	187,574
Amount classified as equity (net of issue expenses USD 1,105) (refer note 17)	(37,768)	—
Interest accrued	1,881	13,666
Closing balance	187,574	201,240

On February 9, 2021, the Company issued USD 230,000 principal amount 0.00% convertible senior notes (the "Notes") including USD 30,000 in aggregate principal amount of the Notes issued pursuant to the full exercise of the initial purchasers’ option to purchase additional Notes.

The Notes are convertible based upon an initial conversion rate of 25.8035 of the Company’s ordinary shares, par value USD 0.0005 per share (the “ordinary shares”) per USD 1,000 principal amount of Notes (equivalent to a conversion price of approximately USD 38.75 per ordinary share). The Notes will mature on February 15, 2028, unless earlier repurchased, redeemed or converted. The Notes will be convertible into ordinary shares, at the option of the holders, in integral multiples of USD 1,000 principal amount, at any time prior to the close of business on the second business day preceding February 15, 2028. Holders of the Notes have the right to require the Company to repurchase for cash all or part of their Notes on February 15, 2024 and February 15, 2026 (each, a “repurchase date”) at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the relevant repurchase date.

The conversion rate will be subject to adjustment upon the occurrence of certain specified events, but will not be adjusted for accrued and unpaid special interest, if any. In addition, in connection with a make-whole fundamental change or following the Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its Notes “in connection with” such make-whole fundamental change or a notice of tax redemption, as the case may be. Further, the Company may, at its option, redeem the Notes, in whole but not in part, following the occurrence certain tax law changes at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued and unpaid special interest, if any, to, but excluding, the redemption date (unless the redemption date falls after a special interest record date but on or prior to the special interest payment date to which such special interest record date relates, in which case the Company will instead pay the full amount of accrued and unpaid special interest, if any, to the holder of record as of the close of business on such special interest record date, and the redemption price will be equal to 100% of the principal amount of the Notes to be redeemed).

Upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

The Notes are general unsecured obligations of the Company. The Notes rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes, rank equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated, are effectively subordinated in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and are structurally junior to all indebtedness and other liabilities of the Company’s subsidiaries.

The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as equity component of convertible notes in equity. The resulting discount, together with the allocated issuance costs, are accreted at an effective interest rate of 7.39% over the period from the issuance date to February 15, 2024, the earliest put date of the Notes. The liability component will be accreted up to the principal amount over a remaining period of 1.88 years representing the first date on which the amount could be required to be paid to the Notes holders.

Terms and debt repayment schedule of outstanding loans, lease liabilities and convertible notes:

				As at March 31, 2021		As at March 31, 2022
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2021 - 2027	1,288	735	2,154	1,392
Lease liabilities		10%-11%	2021 - 2028	33,118	15,646	33,222	13,952
Convertible notes	USD	7.39%	2024	230,000	187,574	230,000	201,240

The bank loans are secured over motor vehicles with a carrying amount of USD 1,543 as at March 31, 2022 (March 31, 2021: USD 778).

The information related to contractual maturities of lease liabilities is disclosed in note 35.

Credit facilities

The Group has fund based limits with various banks amounting to USD 62,461 as at March 31, 2022 (March 31, 2021: USD 50,750). Additionally, in order to increase Statement of Financial Position flexibility and provide a back-up source of liquidity for any contingencies or investment opportunities, the Group has secured credit and guarantee facilities of USD 70,000 from an affiliate of Group's largest shareholder. As at March 31, 2022 (March 31, 2021: Nil) the Group has drawn Nil against these limits.

As at March 31, 2022, the Group has obtained limits of  USD 10,670 (March 31, 2021: USD 11,515) for bank guarantees, primarily in favour of International Air Transport Association (“IATA”) and other suppliers from various banks, against any payment default by the Company. Against these limits, the Group has pledged certain term deposits (refer note 23), property, plant and equipment (excluding land, building, motor vehicles and buildings (right of use)) and trade receivables of USD 51,223 (March 31, 2021: USD 43,580) of various subsidiaries which are availing these limits. As at March 31, 2022 and March 31, 2021, the Parent Company has issued guarantees to a bank in respect of credit facilities granted to MakeMyTrip (India) Private Limited and Ibibo Group Private Limited.

Reconciliation of movements of liabilities to cash flows arising from financing activities:

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible Notes	Total
Balance as at March 31, 2019	707	—	—	707
Impact due to initial application of IFRS 16	—	24,877	—	24,877
Restated balance as at April 1, 2019	707	24,877	—	25,584
Proceeds from bank loans	702	—	—	702
Repayment of bank loans	(316)	—	—	(316)
Acquired though business combination	9	945	—	954
Additions to lease liabilities	—	3,974	—	3,974
Payment of lease liabilities	—	(3,481)	—	(3,481)
Interest accrued	61	2,731	—	2,792
Interest paid	(61)	(2,731)	—	(2,792)
Effect of change in foreign exchange rates	(71)	(1,762)	—	(1,833)
Balance as at March 31, 2020	1,031	24,553	—	25,584
Proceeds from bank loans	191	—	—	191
Repayment of bank loans	(505)	—	—	(505)
Proceeds from issuance of convertible notes (excluding equity component)	—	—	191,127	191,127
Direct cost incurred in relation to convertible notes (excluding equity component)	—	—	(5,434)	(5,434)
Additions to lease liabilities	—	1,277	—	1,277
Adjustment due to modifications	—	(8,564)	—	(8,564)
Payment of lease liabilities	—	(2,045)	—	(2,045)
Interest accrued	116	1,867	1,881	3,864
Interest paid	(116)	(1,867)	—	(1,983)
Effect of change in foreign exchange rates	18	425	—	443
Balance as at March 31, 2021	735	15,646	187,574	203,955
Proceeds from bank loans	1,169	—	—	1,169
Repayment of bank loans	(479)	—	—	(479)
Additions to lease liabilities	—	1,804	—	1,804
Adjustment due to modifications	—	(1,053)	—	(1,053)
Payment of lease liabilities	—	(1,771)	—	(1,771)
Interest accrued	78	1,569	13,666	15,313
Interest paid	(78)	(1,569)	—	(1,647)
Effect of change in foreign exchange rates	(33)	(674)	—	(707)
Balance as at March 31, 2022	1,392	13,952	201,240	216,584